Other revenues (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenues [Abstract]
Amortization of unfavorable contracts		$ 116	$ 130	$ 67
Amortization of favorable contracts		0	0	(2)
Revenues related party		119	97	2
External management fees with third parties		30	62	45
Total	[1]	$ 265	$ 289	$ 112

[1]	Includes transactions with related parties. Refer to Note 31.